Taxes - Components of Income before (Provision) benefit for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic	$ 19,645	$ 20,047	$ 27,639
Foreign	949	939	601
Income Before Benefit (Provision) For Income Taxes	$ 20,594	$ 20,986	$ 28,240